Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for income taxes
The provision for income taxes included the following (in millions):

	Years ended December 31,
	2015	2014	2013
Current provision:
Federal	$1,129	$251	$54
State	40	58	26
Foreign	272	194	191
Total current provision	1,441	503	271
Deferred (benefit) provision:
Federal	(290)	(22)	(86)
State	(78)	(4)	19
Foreign	(34)	(50)	(20)
Total deferred benefit	(402)	(76)	(87)
Total provision	$1,039	$427	$184

Significant components of deferred tax assets and liabilities
Significant components of our deferred tax assets and liabilities were as follows (in millions):

	December 31,
	2015	2014
Deferred income tax assets:
NOL and credit carryforwards	$620	$588
Expense accruals	706	730
Expenses capitalized for tax	199	221
Stock-based compensation	179	206
Undistributed earnings of foreign subsidiaries	144	13
Other	161	178
Total deferred income tax assets	2,009	1,936
Valuation allowance	(327)	(336)
Net deferred income tax assets	1,682	1,600

Deferred income tax liabilities:
Acquired intangibles	(3,633)	(4,089)
Other	(227)	(232)
Total deferred income tax liabilities	(3,860)	(4,321)
Total deferred income taxes, net	$(2,178)	$(2,721)

Reconciliation of total gross amounts of unrecognized tax benefits (excluding interest, penalties, foreign tax credits and the federal tax benefit of state taxes related to unrecognized tax benefits)
The reconciliations of the total gross amounts of UTBs (excluding interest, penalties, foreign tax credits and the federal tax benefit of state taxes related to UTBs) were as follows (in millions):

	During the years ended December 31,
	2015	2014	2013
Balance at beginning of year	$1,772	$1,415	$1,200
Additions based on tax positions related to the current year	413	379	335
Additions based on tax positions related to prior years	9	37	96
Reductions for tax positions of prior years	(32)	(45)	(192)
Reductions for expiration of statute of limitations	—	(12)	—
Settlements	(48)	(2)	(24)
Balance at end of year	$2,114	$1,772	$1,415

Reconciliation between the federal statutory tax rate and effective tax rate
The reconciliations between the federal statutory tax rate applied to income before income taxes and our effective tax rate were as follows:

	Years ended December 31,
	2015	2014	2013
Federal statutory tax rate	35.0%	35.0%	35.0%
Foreign earnings, including earnings invested indefinitely	(18.1)%	(22.4)%	(21.3)%
Credits, Puerto Rico Excise Tax	(2.5)%	(4.4)%	(4.7)%
Credits, primarily federal R&D	(1.4)%	(1.5)%	(3.0)%
State taxes	0.1%	0.7%	0.8%
Audit settlements (federal, state, foreign)	(0.5)%	—%	(3.7)%
Other, net	0.4%	0.2%	0.4%
Effective tax rate	13.0%	7.6%	3.5%